Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 6:- LEASES

As of December 31, 2025, the Company is a party to three lease agreements for its facilities in Israel, which all expire in October 2027. In addition, the Company also leases vehicles under various operating leases, the latest of which expires in 2028.

Aggregate lease payments for the right of use assets over the remaining lease period as of December 31, 2025, are as follows:

December 31,
2025

2026	$208,796
2027	160,890
2028	8,304

Total undiscounted cash flows	377,990
Less - imputed interest	19,564

Present value of operating lease liabilities	$358,426

The weighted-average remaining lease terms and discount rates for all operating leases were as follows as of December 31, 2025:

Weighted-average remaining lease term (years)	1.85

Weighted-average discount rate	6.21%

The weighted-average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2024:

Weighted-average remaining lease term (years)	2.77

Weighted-average discount rate	5.5%

Total cash payments for operating leases for the years ended December 31, 2025, 2024 and 2023 were $303,661, $208,055 and $96,910, respectively.

Total rent expenses for the years ended December 31, 2025, 2024 and 2023 were $183,271, $168,845 and $153,833, respectively.

Total variable costs related to rent expenses for the years ended December 31, 2025, 2024 and 2023 were $27,357, $19,077 and $14,641, respectively.